INVENTORIES (Tables)	12 Months Ended
Dec. 28, 2013
Inventory Disclosure [Abstract]
Inventories

(Millions of Dollars)	2013	2012
Finished products	$1,081.5	$956.8
Work in process	128.8	121.9
Raw materials	274.9	225.9
Total	$1,485.2	$1,304.6